Loans Payable (Tables)	3 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of loans payable [Table Text Block]
Balance, March 31, 2024	$13,188
Interest	414
Repayment	(1,343)
Foreign exchange movement	733
Balance, March 31, 2025	12,992

Interest	72
Foreign exchange movement	772
Balance, June 30, 2025	13,836

Less: current portion	(3,077)
Non-current portion	$10,759